Exhibit 99.1

MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2015-2

Collection Period	05/01/15-05/31/15
Determination Date	6/9/2015
Distribution Date	6/15/2015

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$1,165,000,011.50
2.	Collections allocable to Principal				$32,189,199.67
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$0.00

5.	Pool Balance on the close of the last day of the related Collection Period				$1,132,810,811.83
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				70,720
7.	Initial Pool Balance				$1,165,000,011.50

			Beginning of Period	End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$202,000,000.00		$165,038,931.16
	b.	Class A-2a Note Balance	$192,000,000.00		$192,000,000.00
	c.	Class A-2b Floating Rate Note Balance	$192,000,000.00		$192,000,000.00
	d.	Class A-3 Note Balance	$384,000,000.00		$384,000,000.00
	e.	Class A-4 Note Balance	$116,945,000.00		$116,945,000.00
	f.	Class B Note Balance	$23,300,000.00		$23,300,000.00
	g.	Class C Note Balance	$23,300,000.00		$23,300,000.00
	h.	Class D Note Balance	$31,455,000.00		$31,455,000.00

	i.	Note Balance (sum a - h)	$1,165,000,000.00		$1,128,038,931.16
9.	Pool Factors
	a.	Class A-1 Note Pool Factor	1.0000000		0.8170244
	b.	Class A-2a Note Pool Factor	1.0000000		1.0000000
	c.	Class A-2b Floating Rate Note Pool Factor	1.0000000		1.0000000
	d.	Class A-3 Note Pool Factor	1.0000000		1.0000000
	e.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	f.	Class B Note Pool Factor	1.0000000		1.0000000
	g.	Class C Note Pool Factor	1.0000000		1.0000000
	h.	Class D Note Pool Factor	1.0000000		1.0000000

	i.	Note Pool Factor	1.0000000		0.9682738
10.	Overcollateralization Target Amount				$6,796,864.87
11.	Current overcollateralization amount (Pool Balance - Note Balance)				$4,771,880.67
12.	Weighted Average Coupon			%	7.16%
13.	Weighted Average Original Term			months	65.67
14.	Weighted Average Remaining Term			months	60.72
15.	1- Month LIBOR for the accrual period ending 06/15/15				0.18025%
16.	Note Rate applicable to the Class A-2b notes for the accrual period ending 06/15/15				0.46025%

Collections

17.	Finance Charges:
	a.	Collections allocable to Finance Charge			$6,860,761.01
	b.	Liquidation Proceeds allocable to Finance Charge			$0.00
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$6,860,761.01
18.	Principal:
	a.	Collections allocable to Principal			$32,189,199.67
	b.	Liquidation Proceeds allocable to Principal			$0.00
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)			$32,189,199.67

19.	Total Finance Charge and Principal Collections (17d+18d)		$39,049,960.68
20.	Interest Income from Collection Account		$1,315.49
21.	Simple Interest Advances		$0.00

22.	Available Collections (Ln19+20+21)		$39,051,276.17

Available Funds

23.	Available Collections		$39,051,276.17
24.	Reserve Account Draw Amount		$0.00

25.	Available Funds		$39,051,276.17

Application of Available Funds

26.	Servicing Fee
	a.	Monthly Servicing Fee	$970,833.34
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$970,833.34

	d.	Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances		$0.00
28.	Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)
	a.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	b.	Amount Paid	$0.00

	c.	Shortfall Amount (a - b)	$0.00
29.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$64,808.33
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$64,808.33
	e.	Class A-2a Monthly Interest	$139,946.67
	f.	Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2a Note Interest (sum e - g)	$139,946.67
	i.	Class A-2b Monthly Interest	$81,004.00
	j.	Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00

	l.	Total Class A-2b Note Interest (sum i - k)	$81,004.00
	m.	Class A-3 Monthly Interest	$467,626.67
	n.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	p.	Total Class A-3 Note Interest (sum m - o)	$467,626.67
	q.	Class A-4 Monthly Interest	$187,112.00
	r.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	s.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	t.	Total Class A-4 Note Interest (sum q - s)	$187,112.00
30.	Priority Principal Distributable Amount		$0.00
31.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$44,528.89
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$44,528.89
32.	Secondary Principal Distributable Amount		$0.00
33.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$49,499.56
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$49,499.56
34.	Tertiary Principal Distributable Amount		$734,188.17

35.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$84,998.40
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a - c)	$84,998.40
36.	Quaternary Principal Distributable Amount		$31,455,000.00
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))		$34,279,546.03
38.	Reserve Account Deficiency		$0.00
39.	Regular Principal Distributable Amount		$6,796,864.87
40.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00
41.	Additional Servicing Fees, if any		$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts and Transition Expenses, if any		$0.00

Collection Account Activity

43.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$6,860,761.01
	b.	Total Daily Deposits of Principal Collections	$32,189,199.67
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$1,315.49

	e.	Total Deposits to Collection Account (sum a - d)	$39,051,276.17
44.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$970,833.34
	b.	Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$38,080,442.83
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$0.00

	f.	Total Withdrawals from Collection Account (sum a - e)	$39,051,276.17

Note Payment Account Activity

45.	Deposits
	a.	Class A-1 Interest Distribution	$64,808.33
	b.	Class A-2a Interest Distribution	$139,946.67
	c.	Class A-2b Interest Distribution	$81,004.00
	d.	Class A-3 Interest Distribution	$467,626.67
	e.	Class A-4 Interest Distribution	$187,112.00
	f.	Class B Interest Distribution	$44,528.89
	g.	Class C Interest Distribution	$49,499.56
	h.	Class D Interest Distribution	$84,998.40
	i.	Class A-1 Principal Distribution	$36,961,068.84
	j.	Class A-2a Principal Distribution	$0.00
	k.	Class A-2b Principal Distribution	$0.00
	l.	Class A-3 Principal Distribution	$0.00
	m.	Class A-4 Principal Distribution	$0.00
	n.	Class B Principal Distribution	$0.00
	o.	Class C Principal Distribution	$0.00
	p.	Class D Principal Distribution	$0.00

	q.	Total Deposits to Note Payment Account (sum a - p)	$38,080,593.36
46.	Withdrawals
	a.	Class A-1 Distribution	$37,025,877.17
	b.	Class A-2a Distribution	$139,946.67
	c.	Class A-2b Distribution	$81,004.00
	d.	Class A-3 Distribution	$467,626.67
	e.	Class A-4 Distribution	$187,112.00
	f.	Class B Distribution	$44,528.89
	g.	Class C Distribution	$49,499.56
	h.	Class D Distribution	$84,998.40

	i.	Total Withdrawals from Note Payment Account (sum a - h)	$38,080,593.36

Certificate Payment Account Activity

47.	Deposits
	a.	Excess Collections	$0.00
	b.	Reserve Account surplus (Ln 57)	$0.00

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$0.00
48.	Withdrawals
	a.	Certificateholder Distribution	$0.00

	b.	Total Withdrawals from Certificate Payment Account	$0.00

Required Reserve Account Amount

49.	Lesser of: (a or b)
	a.	$2,912,500.03	$2,912,500.03
	b.	Note Balance	$1,128,038,931.16
50.	Required Reserve Account Amount		$2,912,500.03

Reserve Account Reconciliation

51.	Beginning Balance (as of end of preceding Distribution Date)		$2,912,500.03
52.	Investment Earnings		$150.53
53.	Reserve Account Draw Amount		$0.00

54.	Reserve Account Amount (Ln 51 + Ln 52 - Ln 53)		$2,912,650.56
55.	Deposit from Available Funds (Ln 44d)		$0.00
56.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$150.53
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
57.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 56 exist		$0.00

58.	Ending Balance (Ln54 + Ln55 - Ln56 - Ln57)		$2,912,500.03
59.	Reserve Account Deficiency (Ln50 - Ln58)		$0.00

Instructions to the Trustee

60.	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
61.	Amount to be paid to Servicer from the Collection Account		$970,833.34
62.	Amount to be deposited from the Collection Account into the Note Payment Account		$38,080,442.83
63.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$0.00
64.	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
65.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount	$150.53
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$0.00
66.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$37,025,877.17
67.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account		$139,946.67
68.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account		$81,004.00
69.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$467,626.67
70.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$187,112.00
71.	Amount to be paid to Class B Noteholders from the Note Payment Account		$44,528.89
72.	Amount to be paid to Class C Noteholders from the Note Payment Account		$49,499.56
73.	Amount to be paid to Class D Noteholders from the Note Payment Account		$84,998.40
74.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus		$0.00

Net Loss and Delinquency Activity

75.	Net Losses with respect to preceding Collection Period			$0.00
76.	Cumulative Net Losses			$0.00
77.	Cumulative Net Loss Percentage			0.0000%
78.	Delinquency Analysis		Number of Loans	Principal Balance
	a.	31 to 60 days past due	341	$5,473,488.78
	b.	61 to 90 days past due	1	$8,368.55
	c.	91 or more days past due	0	$0.00

	d.	Total Past Due (sum a-c)	342	5,481,857.33

Servicer Covenant

79.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$3,146,704,000.00
80.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on June 09, 2015.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer